Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes [3]	Royalties [4]	Fees	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 501,300	$ 282,000	$ 10,320	$ 28,940	$ 822,560
Vista Energy, S.A.B. de C.V. and/or subsidiaries - Entity Level
Total	[1],[2],[5]	$ 501,300		990	25,660	527,950
25 de Mayo-Medanito
Total	[1],[2]		5,440			5,440
Entre Lomas Río Negro
Total	[1],[2]		6,800			6,800
Entre Lomas Neuquén
Total	[1],[2]		2,550	700		3,250
Jarilla Quemada
Total	[1],[2]					0
Charco del Palenque
Total	[1],[2]		1,050			1,050
Jagüel de los Machos
Total	[1],[2]		5,370			5,370
Bajada del Palo Oeste
Total	[1],[2]		144,140	$ 8,630		152,770
Bajada del Palo Este
Total	[1],[2]		36,190			36,190
Águila Mora
Total	[1],[2]		1,280			1,280
Aguada Federal
Total	[1],[2]		12,340			12,340
Bandurria Norte
Total	[1],[2]		20			20
Coirón Amargo Norte
Total	[1],[2]		30			30
Acambuco
Total	[1],[2]		90			90
La Amarga Chica
Total	[1],[2]		62,660			62,660
Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level
Total	[1],[2],[6]				$ 3,280	3,280
CS-01
Total	[1],[2]		$ 4,020			$ 4,020

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Reported taxes do not include taxes levied on consumption, such as value added taxes, personal income taxes, or sales taxes (including, for the avoidance of doubt, the Argentine Provincial tax ingresos brutos).
[4]	Vista pays royalties to the provincial governments of Argentina related to the Transferred Conventional Assets. As per the Conventional Assets Transaction Agreement, Tango then repays 100% of these amounts to Vista.
[5]	During the fiscal year 2025, we paid to the Argentine Federal Government the following taxes at an entity level rather than on a per-project basis: (i) Federal income taxes of US$387.16 million, as we file a consolidated income tax return in Argentina, which includes all Argentine entities relating to our projects in Argentina; (ii) Export duties of US$75.97 million, and (iii) Dividends withholding tax of US$17.06 million. Additionally, during the fiscal year 2025, we made social responsibility payments to the Argentine Federal Government related to salaries from employees that are not assigned to a particular project.
[6]	During the fiscal year 2025, Vista made social responsibility payments to the Mexican Government related to salaries from employees that are not assigned to a particular project.